Acquisition (Details) - Sector 42 Technologies, Inc and CubeWerx Inc $ in Thousands	Aug. 02, 2022 USD ($) shares
Acquisition
Percent of ownership interest acquired	100.00%
Purchase price	$ 3,817
Cash consideration	1,661
Deferred consideration	100
Equity consideration	$ 2,056
Equity interest issued (in shares) | shares	539,233
Deferred consideration payment period	18 months
MARIADB CORPORATION AB [Member]
Acquisition
Percent of ownership interest acquired	100.00%
Purchase price	$ 3,817
Cash consideration	1,661
Deferred consideration	100
Equity consideration	$ 2,056
Equity interest issued (in shares) | shares	2,363,354
Deferred consideration payment period	18 months
MARIADB CORPORATION AB [Member] | Stock purchase agreement [Member]
Acquisition
Equity consideration	$ 2,000